10. COMMITMENTS AND CONTINGENCIES (Tables) - Quarterly (093014 Quarterly [Member])	9 Months Ended
Sep. 30, 2014
093014 Quarterly [Member]
Profefssional Services Agreements
Marketing Contracts	Iota Capital Corp.
Upon S1 Effectiveness	13,475,000
Year one Quarter Two	6,737,500
Year one Quarter Three	3,368,750
Year one Quarter Four	3,368,750

Total Shares	26,950,000

Professional Services Agreement - Keystone Trading, Ltd.

In September 2013, the Company entered into three-year Consulting Agreement with Keystone Trading, Ltd. (“Keystone”). The agreement calls for the consultant to provide, on a part-time basis, marketing, business development and consulting services for the Company.

For consideration of the above-referenced services, the Company agreed to the Consultant 26,950,000 shares of the Company’s common stock (the "Shares"), issued at time of S-1 filing. The Company and consultant have amended the agreement to provide the issuance of 50% of the shares upon the filing of the S-1 at a fair market value of $.004 per share and quarterly installments based upon a cash value methodology to value the each quarters installments as the Company, at the current time, has no readily determinable value of its common stock.

The issuance of the resulting shares are as follows:

Marketing Contracts	Iota Capital Corp.
Upon S1 Effectiveness	15,000,000
Year one Quarter Two	7,500,000
Year one Quarter Three	3,750,000
Year one Quarter Four	3,750,000

Total Shares	30,000,000